DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY	12 Months Ended
Dec. 31, 2024
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY

PowerUp Acquisition Corp. (now known as Aspire Biopharma Holdings, Inc.) (the “Company” or “PowerUp”) was incorporated as a Cayman Islands exempted company on February 9, 2021. The Company was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”).

Business Combination

On February 17, 2025 (the “Closing Date”), the Company consummated the previously announced business combination with Aspire Biopharma Holdings, Inc. pursuant to that certain Agreement and Plan of Merger, dated August 26, 2024, as amended by an Amendment Agreement dated September 5, 2024 and a Second Amendment Agreement dated October 9, 2024 (the “Business Combination Agreement”), by and among the Company, PowerUp Merger Sub II, Inc., a Delaware corporation and wholly owned subsidiary of PowerUp (“Merger Sub”), SRIRAMA Associates, LLC, a Delaware limited liability company (the “Sponsor”), Stephen Quesenberry, in the capacity as the seller representative (the “Seller Representative”), and Aspire Biopharma, Inc., a Puerto Rico corporation (“Aspire”).

Business Prior to the Business Combination

Prior to the Business Combination, on December 26, 2023, the Company entered into an Agreement and Plan of Merger (as subsequently amended, the “Visiox Merger Agreement”) with PowerUp Merger Sub Inc., a Delaware corporation and wholly-owned subsidiary of the Company, SRIRAMA Associates, LLC, a Delaware limited liability company (the “New Sponsor”), Ryan Bleeks, in the capacity as the seller representative, and Visiox Pharmaceuticals, Inc., a Delaware corporation (“Visiox”). The transactions contemplated by the Visiox Merger Agreement were intended to serve as the Company’s initial Business Combination. See Note 6 for further information.

On June 6, 2024, the parties to the Visiox Merger Agreement entered into an amendment agreement (the “Visiox Amendment Agreement”). The Visiox Amendment Agreement extended the Outside Date (as defined in the Visiox Merger Agreement) from May 31, 2024 to June 30, 2024, increased the Company’s indebtedness cap from $1 million to $2 million, eliminated the requirement that the Company have net tangible assets of at least $5,000,001 at the time of the closing, and reduced the Minimum Cash Condition (as defined in the Visiox Merger Agreement) from $5 million to $1.00. Additionally, the Visiox Amendment Agreement added three new covenants, which required Visiox to (i) use its best commercial efforts to complete all labeling and compliance requirements necessary to distribute its current product inventory to the extent reasonably acceptable to Visiox no later than June 30, 2024, (ii) raise capital in an amount no less than $500,000 on terms reasonably acceptable to the Company on or before June 30, 2024, and (iii) from May 30, 2024 until immediately following the closing, not make any expenditures in excess of $1,000 without the express approval of the Company, with the exception of ordinary payroll processing.

On July 19, 2024, the Company delivered written notice to Visiox of its election to terminate the Visiox Merger Agreement and abandoned the transactions contemplated thereby, primarily because the conditions to closing set forth in the Visiox Merger Agreement were not satisfied or waived by June 30, 2024.

On August 26, 2024, the Company entered into an Agreement and Plan of Merger (as amended from time to time, the “Aspire Merger Agreement”) with PowerUp Merger Sub II, Inc., a Delaware corporation and wholly owned subsidiary of the Company (“Merger Sub”), the New Sponsor, Stephen Quesenberry, in the capacity as the seller representative, and Aspire Biopharma, Inc., a Puerto Rico corporation (“Aspire”). The transactions contemplated by the Aspire Merger Agreement are intended to serve as the Company’s initial Business Combination.

On September 5, 2024, and in connection with the due diligence process, the parties entered into an amendment agreement (the “First Aspire Amendment Agreement”). The First Aspire Amendment Agreement: (i) adjusted the merger consideration to be consistent with the aggregate post-closing ownership percentage of the Aspire stockholders that the parties had anticipated to be reflected in the consummation of the proposed business combination, (ii) adjusted the size of the pool of available equity in the equity incentive plan for the initial fiscal year following closing to be consistent with what the parties had anticipated to be reflected in the consummation of the proposed business combination, and (iii) provided additional time for the parties to deliver disclosure schedules and conduct due diligence reviews.

On October 9, 2024, and in connection with the due diligence process, the parties entered into another amendment agreement (the “Second Aspire Amendment Agreement”), which provided additional time for the parties to deliver disclosure schedules and conduct due diligence reviews.

As of December 31, 2024, the Company had not commenced any operations. Substantially all activity from February 9, 2021 (inception) through December 31, 2024 relates to the Company’s formation and initial public offering (“IPO”), which is described below and, since the IPO, the search for a prospective initial Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income earned on investments from the proceeds derived from the IPO. The registration statement for the Company’s IPO was declared effective on February 17, 2022. On February 23, 2022, the Company consummated the IPO of 25,000,000 units (“Units” and, with respect to Class A ordinary share included in the Units being offered, the “Public Shares”) at $10.00 per Unit, generating gross proceeds of $250,000,000, which is discussed in Note 3. The Company has selected December 31 as its fiscal year end.

Simultaneously with the closing of the IPO, the Company consummated the sale of 9,138,333 private placement warrants (“Private Placement Warrants”) at a price of $1.50 per Private Placement Warrant in a private placement to the Company’s original sponsor, PowerUp Sponsor LLC (the “Original Sponsor” and, together with the New Sponsor, the “Sponsors”) generating gross proceeds of $13,707,500 which is described in Note 4.

Simultaneously with the closing of the IPO, the Company consummated the closing of the sale of 3,750,000 additional Units upon receiving notice of the underwriter’s election to fully exercise its overallotment option (the “Overallotment Units”), generating additional gross proceeds of $37,500,000. Simultaneously with the exercise of the overallotment, the Company consummated the private placement of an additional 625,000 Private Placement Warrants to the Original Sponsor, generating gross proceeds of $937,500.

Offering costs for the IPO amounted to $16,418,580, consisting of $5,000,000 of underwriting fees, $10,812,500 of deferred underwriting fees payable (which are held in the Trust Account (defined below)) and $606,080 of other costs. As described in Note 6, the $10,812,500 of deferred underwriting fee payable was contingent upon the consummation of a Business Combination, subject to the terms of the underwriting agreement. On June 28, 2023, the underwriters of the IPO, agreed to waive their entitlements to the deferred underwriting commissions of $10,812,500 pursuant to the underwriting agreement for the IPO (the “Underwriting Agreement”). As a result, $10,812,500 was recorded to additional paid-in capital in relation to the waiver of the deferred underwriting discount in the accompanying consolidated financial statements (see Note 6).

Following the closing of the IPO, $294,687,500 ($10.25 per Unit) from the net proceeds of the sale of the Units, Overallotment Units, and the Private Placement Warrants was placed in a trust account (“Trust Account”) and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of paragraphs (d)(2), (d)(3) and (d)(4) of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the Trust Account, as described below. To mitigate the risk that the Company might be deemed to be an investment company for purposes of the Investment Company Act, in January 2024, the Company instructed the trustee to liquidate the securities held in the Trust Account and instead to hold the funds in the Trust Account in an interest-bearing demand deposit account at a bank until the earlier of the consummation of an initial Business Combination or the Company’s liquidation.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the IPO and the sale of the Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the assets held in the Trust Account (excluding the deferred underwriting commissions and taxes payable on income earned on the Trust Account) at the time it enters into a definitive agreement for the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance the Company will be able to successfully effect a Business Combination.

The Company will provide the holders of the outstanding Public Shares (the “Public Shareholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company. The Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially anticipated to be $11.03 per Public Share, plus any pro rata interest then in the Trust Account, net of taxes payable). There are no redemption rights with respect to the Company’s warrants.

All of the Public Shares contain a redemption feature which allows for the redemption of such Public Shares in connection with the Company’s liquidation, if there is a shareholder vote or tender offer in connection with the Company’s Business Combination and in connection with certain amendments to the Company’s amended and restated memorandum and articles of association (the “Memorandum and Articles of Association”). In accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity” (“ASC 480”) Subtopic 10-S99, redemption provisions not solely within the control of a company require Class A ordinary shares subject to redemption to be classified outside of permanent equity. Given that the Public Shares will be issued with other freestanding instruments (i.e., Public Warrants), the initial carrying value of the Public Shares classified as temporary equity will be the allocated proceeds determined in accordance with ASC 470-20 “Debt with Conversion and other Options”. The Public Shares are subject to ASC 480-10-S99. If it is probable that the equity instrument will become redeemable, the Company has the option to either (i) accrete changes in the redemption value over the period from the date of issuance (or from the date that it becomes probable that the instrument will become redeemable, if later) to the earliest redemption date of the instrument or (ii) recognize changes in the redemption value immediately as they occur and adjust the carrying amount of the instrument to equal the redemption value at the end of each reporting period. The Company has elected to recognize the changes immediately. The Public Shares are redeemable and are classified as such on the consolidated balance sheet until such date that a redemption event takes place.

Redemptions of the Company’s Public Shares may be subject to the satisfaction of conditions, including minimum cash conditions, pursuant to an agreement relating to an initial Business Combination. If the Company seeks shareholder approval of a Business Combination, the Company will proceed with the Business Combination if a majority of the shares voted are voted in favor of the Business Combination, or such other vote as required by law or stock exchange rule. If a shareholder vote is not required by applicable law or stock exchange listing requirements and the Company does not decide to hold a shareholder vote for business or other reasons, the Company will, pursuant to its Memorandum and Articles of Association, conduct the redemptions pursuant to the tender offer rules of the Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, shareholder approval of the transaction is required by applicable law or stock exchange listing requirements, or the Company decides to obtain shareholder approval for business or other reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. If the Company seeks shareholder approval in connection with a Business Combination, the Original Sponsor agreed to vote its Founder Shares (as defined in Note 5) and any Public Shares purchased during or after the IPO in favor of the Business Combination. The New Sponsor is subject to this same obligation. Additionally, each Public Shareholder may elect to redeem their Public Shares without voting, and if they do vote, irrespective of whether they vote for or against the proposed Business Combination.

Notwithstanding the foregoing, the Memorandum and Articles of Association provides that a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% or more of the Class A ordinary shares sold in the IPO, without the prior consent of the Company.

The Company’s Original Sponsor, and its initial officers and directors (the “Initial Shareholders”) agreed not to propose an amendment to the Memorandum and Articles of Association that would affect the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if the Company does not complete a Business Combination, unless the Company provides the Public Shareholders with the opportunity to redeem their Class A ordinary shares in conjunction with any such amendment. The New Sponsor and the Company’s current officers and directors are subject to this same obligation.

On May 18, 2023, the Company held an extraordinary general meeting of shareholders (the “2023 Extension Meeting”). At the 2023 Extension Meeting, the Company’s shareholders approved an amendment to the Company’s Amended and Restated Memorandum and Articles of Association to extend the date by which the Company must consummate its initial Business Combination from May 23, 2023 to May 23, 2024 (the “2023 Extension Amendment”). In connection with the approval of the 2023 Extension Amendment, holders of 26,946,271 of the Company’s Class A ordinary shares exercised their right to redeem those shares for cash at an approximate price of $10.55 per share, for an aggregate of approximately $284 million.

Following the 2023 Extension Meeting, on May 18, 2023, those Initial Shareholders holding all of the issued and outstanding Class B ordinary shares of the Company elected to convert their Class B ordinary shares into Class A ordinary shares of the Company on a one-for-one basis. As a result, 7,187,500 of the Company’s Class B ordinary shares were cancelled and 7,187,500 of the Company’s Class A ordinary shares were issued to converting Class B shareholders.

On August 14, 2023, the Company was notified by Equiniti Trust Company, LLC that the per share redemption price for the redemption of Public Shares effected on May 18, 2023 should have been approximately $10.57, which was approximately $0.02 higher than the approximately $10.55 per share previously paid. The Company made a “true-up” payment in the amount of approximately $0.02 per share to the holders of record as of April 19, 2023 that exercised their right to redeem their shares for a pro rata portion of the funds in the Trust Account. On August 18, 2023, the Company made the true-up payment to the applicable holders in the aggregate amount of $632,968.

On April 13, 2023, the Company engaged J.V.B. Financial Group, LLC, acting through its Cohen & Company Markets division (“CCM”) to act as its capital markets advisor in connection with seeking an extension for completing a Business Combination. The Company will pay CCM the sum of (i) $300,000 plus (ii) 50,000 Class A ordinary shares of the Company which is payable at the close of a Business Combination. On July 13, 2023, the Company amended the agreement with CCM. As a result of the amendment, the Company will issue to CCM 80,000 Class A ordinary shares of the Company, which are payable at the close of a Business Combination.

On August 18, 2023, in connection with the closing of the transaction contemplated by the Purchase Agreement (defined below), each then serving director tendered their resignations as members of the board of directors of the Company (the “Board”), each then serving executive officer resigned from their positions as officers of the Company, and new persons were appointed to serve as officers and directors of the Company.

On May 22, 2024, the Company held an extraordinary general meeting of shareholders (the “2024 Extension Meeting”). At the 2024 Extension Meeting, the Company’s shareholders approved an amendment to the Company’s Amended and Restated Memorandum and Articles of Association to extend the date by which the Company must consummate its initial Business Combination from May 23, 2024 to February 17, 2025 (the “2024 Extension Amendment”). In connection with the approval of the 2024 Extension Amendment, holders of 1,226,085 of the Company’s Class A ordinary shares exercised their right to redeem those shares for cash at an approximate price of $11.24 per share, for an aggregate of approximately $13.8 million.

In connection with the 2024 Extension Meeting, the Company and the New Sponsor entered into a non-redemption agreement (the “2024 Non-Redemption Agreement”) with an unaffiliated third-party shareholder in exchange for such shareholder agreeing not to redeem (or to validly rescind any redemption requests on) 450,000 of the Company’s Class A ordinary shares (the “2024 Non-Redeemed Shares”) in connection with the 2024 Extension Meeting. In exchange for the commitment not to redeem the 450,000 Non-Redeemed Shares, the New Sponsor has agreed to transfer to such shareholder 75,000 Class A ordinary shares of the Company held by the New Sponsor and 75,000 Class A ordinary shares which will be issued to the New Sponsor upon the closing of the Company’s initial Business Combination. The 2024 Non-Redemption Agreement increased the amount of funds that remained in the Company’s Trust Account following the 2024 Extension Meeting.

If the Company is unable to complete a Business Combination by February 17, 2025, and in the absence of the Company’s shareholders approving an additional extension to the Company’s term, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to us to pay the Company’s franchise and income taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and the Company’s Board, dissolve and liquidate, subject in each case to the requirements of applicable law.

The Initial Shareholders have agreed to waive their liquidation rights with respect to the Founder Shares if the Company fails to complete a Business Combination by February 17, 2025, or during any additional extension period (the “Combination Period”). However, if the Initial Shareholders acquired Public Shares in or after the IPO, they are entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete a Business Combination within the Combination Period. The underwriters have agreed to waive their rights to their deferred underwriting commission (see Note 6) held in the Trust Account. In the event the Company does not complete a Business Combination within the Combination Period, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be approximately $11.43 per share held in the Trust Account. In order to protect the amounts held in the Trust Account, the Sponsors have agreed to be liable to the Company if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a Business Combination, reduce the amount of funds in the Trust Account. This liability will not apply with respect to any claims by a third party who executed a waiver of any right, title, interest or claim of any kind in or to any monies held in the Trust Account or to any claims under the Company’s indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsors will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsors will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (except the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Going Concern

As of December 31, 2024, the Company had $0 in its operating bank account and a working capital deficit of $15,570,205. As of December 31, 2024 and 2023, the Company had $6,668,522 and $19,901,169 in its trust account. On May 18, 2023, 26,946,271 of the Company’s ordinary shares were redeemed and as of December 31, 2023, $19,901,169 in securities held in the Trust Account to be used for a Business Combination or to repurchase or redeem its Ordinary Shares in connection therewith. As of December 31, 2024 and December 31, 2023, $548,676 and $5,813,213 of the amount in the Trust Account are represented as Interest earned on investments held in the Trust Account, respectively.

Until the consummation of a Business Combination, the Company used the funds not held in the Trust Account for identifying and evaluating prospective acquisition candidates, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to acquire, and structuring, negotiating and consummating the Business Combination with Aspire. The Company completed its Business Combination on February 17, 2025 with Aspire, and has raised sufficient capital for its operations.

Aspire Biopharma Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY

NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

Aspire Biopharma Inc. (the “Company”) was incorporated in Puerto Rico on September 28, 2021. The Company’s address is 194 Candelaro Drive, Suite 223, Humacao, PR, 00791 and our website is www.aspirebiolabs.com.